Operating expenses - Disclosure of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (14)	€ (25)
Amortization expense of tangible assets	(732)	(776)
Litigations		5
Provision for charges	(80)	(390)
Reversal of provision for charges		12
Total depreciation, amortization and provision expenses	(810)	(1,191)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(14)	(23)
Amortization expense of tangible assets	(579)	(602)
Litigations		3
Provision for charges	(80)	(390)
Reversal of provision for charges		0
Total depreciation, amortization and provision expenses	(670)	(1,015)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	0	(2)
Amortization expense of tangible assets	(153)	(174)
Litigations		1
Provision for charges	0	0
Reversal of provision for charges		12
Total depreciation, amortization and provision expenses	€ (140)	€ (176)